RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2021	May 21, 2021	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2021
Payment to be made to related party			$ 134,534				$ 134,534	$ 134,534		$ 132,147	$ 0
Cost of goods sold			$ 598,627		$ 315,281			$ 2,795,661	$ 613,784	$ 850,901	$ 899,699
Common stock shares authorized			200,000,000				200,000,000	200,000,000		200,000,000	20,000,000	200,000,000
Accounts receivable due			$ 457,549				$ 457,549	$ 457,549		$ 281,543	$ 5,687
Primus Logistics [Member]
Payment to be made to related party			9				9	9		0	116,940
Ownership percentage		90.00%
Advance rent			17,752				17,752	17,752		14,764
Shares issued		170,000
Accrued and unpaid rent		$ 170,000
Shares issued after conversion		649,780,985
UST Mexico, Inc. [Member]
Payment to be made to related party			$ 12,181				$ 12,181	12,181		29,000	53,877
Goods and sevices cost paid to related party								31,840	66,635	152,147	62,174
Cost of goods sold								$ 147,182	135,127	251,000	205,127
Ownership percentage			25.00%				25.00%	25.00%
Common stock issued and outstanding, percentage			1.75%				1.75%	1.75%
Common stock shares authorized			947,200,000				947,200,000	947,200,000
Cube 17, Inc. [Member]
Shares issued, for services, amount	$ 185,000
Shares issued, for services, shares	185,000
Exercise price per share		$ 1
Covertible common stock	400,000	707,113,562
Consulting expenses				$ 30,000		$ 30,000
Consulting fee payable				$ 74,000						63,404	$ 135,000
Green Globe International Inc. [Member]
Payment to be made to related party			$ 61,345				$ 61,345	$ 61,345
Shares issued after conversion		1,528,997,476
Line of credit agreement description							The purpose is to facilitate short-term borrowing needs on an interest free basis, with advances being subject to repayment within 90 days with a maximum of $500,000 allowed to be outstanding within any 90-day period
Advance payment made								621,755
Advance received from related party								683,100
Strategic Global Partners, Inc [Member]
Shares issued		170,000
Shares issued after conversion		649,780,985
Outstanding consulting fees	$ 170,000
Consulting expenses								60,000	$ 60,000
Unpaid consulting fee balance			28,000				$ 28,000	28,000		70,000
Lake Como [Member]
Accounts receivable due			$ 150				$ 150	$ 150
Accounts payable										$ 150